Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	December 31, 2024	December 31, 2025
Accounts Receivable(i)	$388,365	$454,766
Allowance for current expected credit losses	(106,780)	(166,310)
Accounts receivable, net	$281,585	$288,456

(i)	All accounts receivables are mainly from sales of FTTPS.

The movement of allowance for doubtful accounts is as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2025
Balance at beginning of the year	$(71,341)	$(106,780)
Provision	(37,927)	(53,371)
Exchange rate effect	2,488	(6,159)
Balance at end of the year	$(106,780)	$(166,310)